The Gabelli ABC Fund

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 42.2%
	Aerospace — 1.0%
220,000	Hexcel Corp.	$8,181,800

	Aerospace and Defense — 0.9%
1,600	L3Harris Technologies Inc.	288,192
350,700	Showa Aircraft Industry Co. Ltd.	6,907,999

		7,196,191

	Automotive — 0.0%
15,000	Navistar International Corp.†	247,350

	Broadcasting — 0.1%
8,000	Cogeco Inc.	493,882
20,000	MSG Networks Inc., Cl. A†	204,000

		697,882

	Building and Construction — 3.8%
40,000	Johnson Controls International plc	1,078,400
1,010,000	Lennar Corp., Cl. B	29,209,200
40,000	Norbord Inc.	473,247
30,000	RIB Software SE	944,965
800	Taylor Morrison Home Corp.†	8,800

		31,714,612

	Business Services — 1.8%
30,000	exactEarth Ltd.†	6,075
113,600	Tech Data Corp.†	14,864,560

		14,870,635

	Cable and Satellite — 0.3%
6,000	AMC Networks Inc., Cl. A†	145,860
1,000	Charter Communications Inc., Cl. A†	436,310
600	Gilat Satellite Networks Ltd.	4,254
40,000	Liberty Global plc, Cl. A†	660,400
65,000	Liberty Global plc, Cl. C†	1,021,150
3,000	Liberty Latin America Ltd., Cl. A†	31,560
18,000	Liberty Latin America Ltd., Cl. C†	184,680

		2,484,214

	Computer Software and Services — 1.3%
40,000	Business & Decision†	348,517
100,000	Digi International Inc.†	954,000
8,500	Fiserv Inc.†	807,415
120,600	ForeScout Technologies Inc.†	3,809,754
52,000	iGO Inc.†	77,220
36,000	LogMeIn Inc.	2,998,080
25,000	NortonLifeLock Inc.	467,750
6,000	Rockwell Automation Inc.	905,460

		10,368,196

	Consumer Products — 0.1%
10,000	Bang & Olufsen A/S†	34,244
25,000	Edgewell Personal Care Co.†	602,000

		636,244

Shares		Market Value
	Diversified Industrial — 3.0%
500	Anixter International Inc.†	$43,935
100,000	Haldex AB	258,275
42,000	Myers Industries Inc.	451,500
10,045	Pope Resources a Delaware LP	861,761
8,000	SLM Solutions Group AG†	62,645
173,000	WABCO Holdings Inc.†	23,363,650
20,000	Wartsila OYJ Abp	147,568

		25,189,334

	Electronics — 0.7%
880,000	Fitbit Inc., Cl. A†	5,860,800

	Energy and Utilities — 6.1%
64,800	Alerion Cleanpower SpA	321,606
282,800	AltaGas Canada Inc.	6,731,898
50,000	Alvopetro Energy Ltd.†	21,317
20,000	Apache Corp.	83,600
10,000	Avangrid Inc.	437,800
171,740	El Paso Electric Co.	11,671,450
20,000	Endesa SA	429,470
13,000	EQM Midstream Partners LP	153,400
200,000	Gulf Coast Ultra Deep Royalty Trust	3,300
49,000	National Fuel Gas Co.	1,827,210
3,000	Noble Energy Inc.	18,120
134,935	Primo Water Corp.	1,222,511
130,000	Severn Trent plc	3,681,576
1,002,500	Tallgrass Energy LP, Cl. A	16,501,150
350,000	TerraForm Power Inc., Cl. A	5,519,500
800,000	Texas Competitive Electric Holdings Co. LLC, Escrow†(a)	0
67,000	UGI Corp.	1,786,890

		50,410,798

	Entertainment — 0.7%
800,000	Central European Media Enterprises Ltd., Cl. A†	2,504,000
105,000	Fox Corp., Cl. B	2,402,400
19,000	Liberty Media Corp.-Liberty Braves, Cl. A†	370,500
9,000	Liberty Media Corp.-Liberty Braves, Cl. C†	171,540
1,300	The Madison Square Garden Co., Cl. A†	274,833

		5,723,273

	Equipment and Supplies — 0.0%
10,500	The L.S. Starrett Co., Cl. A†	34,020

	Financial Services — 1.0%
7,000	Alimco Financial Corp.†	56,000
48,000	AllianceBernstein Holding LP	892,320
5,000	Bolsas y Mercados Espanoles SHMSF SA	182,310
1,000	Brookfield Asset Management Inc., Cl. A	44,250
56,000	Equitable Holdings Inc.	809,200
1,218	Horizon Bancorp Inc.	12,010
60,000	KKR & Co. Inc., Cl. A	1,408,200

1

The Gabelli ABC Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
10,000	Legg Mason Inc.	$488,500
1,000	Mastercard Inc., Cl. A	241,560
58,000	MoneyGram International Inc.†	75,980
4,000	Prosperity Bancshares Inc.	193,000
270,000	Sterling Bancorp	2,821,500
10,000	Steuben Trust Co.	585,000
1,500	Topdanmark A/S	60,717
16,000	Valley National Bancorp	116,960
40,000	Waddell & Reed Financial Inc., Cl. A	455,200
126,000	Wright Investors’ Service Holdings Inc.†	54,180

		8,496,887

	Food and Beverage — 1.4%
500,000	Craft Brew Alliance Inc.†	7,450,000
2,500	Pernod Ricard SA	356,926
3,200,000	Premier Foods plc†	959,893
24,000	Remy Cointreau SA	2,637,697

		11,404,516

	Health Care — 5.4%
230,000	Akorn Inc.†	129,076
64,000	Allergan plc	11,334,400
58,000	AstraZeneca plc, ADR	2,590,280
500	Bio-Rad Laboratories Inc., Cl. A†	175,280
124,000	Bristol-Myers Squibb Co.	6,911,760
36,000	Clovis Oncology Inc.†	228,960
200	Forty Seven Inc.†	19,084
500	ICU Medical Inc.†	100,885
158,000	Idorsia Ltd.†	4,136,727
300	Illumina Inc.†	81,936
37,000	McKesson Europe AG	1,012,022
433,000	Myrexis Inc.†	5,196
200,000	Nuvectra Corp.†	3,000
910,000	Pacific Biosciences of California Inc.†	2,784,600
26,800	Perrigo Co. plc	1,288,812
30,000	QIAGEN NV†	1,211,316
31,000	QIAGEN NV, Toronto†	1,289,600
200,000	Ra Pharmaceuticals Inc.†	9,602,000
70,000	Wright Medical Group NV†	2,005,500

		44,910,434

	Hotels and Gaming — 1.6%
1,547,000	Caesars Entertainment Corp.†	10,457,720
55,800	Cherry AB, Cl. B†(a)	490,733
9,000	Eldorado Resorts Inc.†	129,600
1,343,000	Funcom Se†	2,194,746
17,000	The Stars Group Inc.†	347,140

		13,619,939

	Industrials — 0.0%
1,000	Altran Technologies SA	16,433

Shares		Market Value
8,000	Arconic Inc.	$128,480

		144,913

	Machinery — 0.4%
31,500	Astec Industries Inc.	1,101,555
32,500	CIRCOR International Inc.†	377,975
300,000	CNH Industrial NV	1,683,000
45,000	CNH Industrial NV, Borsa Italiana	258,873

		3,421,403

	Metals and Mining — 0.6%
6,000	Alamos Gold Inc., Cl. A	30,000
49,000	Ampco-Pittsburgh Corp.†	122,500
130,000	Freeport-McMoRan Inc.	877,500
20,808	Newmont Corp.	942,186
115,753	Pan American Silver Corp.	1,658,741
12,000	Pan American Silver Corp., Toronto	172,671
10,000	Vulcan Materials Co.	1,080,700

		4,884,298

	Paper and Forest Products — 0.3%
420,000	Canfor Corp.†	2,178,640

	Publishing — 0.1%
16,000	Meredith Corp.	195,520
118,000	The E.W. Scripps Co., Cl. A	889,720

		1,085,240

	Real Estate — 0.3%
500	American Tower Corp., REIT	108,875
10,000	Condor Hospitality Trust Inc., REIT	41,100
4,097	Cousins Properties Inc., REIT	119,919
35,400	Taubman Centers Inc., REIT	1,482,552
30,000	Vastned Retail Belgium NV, REIT	976,067

		2,728,513

	Retail — 0.0%
60,000	Swedol AB, Cl. B	282,030
101,770	The Bon-Ton Stores Inc.†	872

		282,902

	Semiconductors — 2.2%
58,000	Adesto Technologies Corp.†	649,020
100,000	AIXTRON SE†	882,982
200,000	Cypress Semiconductor Corp.	4,664,000
3,000	II-VI Inc.†	85,500
100,000	Mellanox Technologies Ltd.†	12,132,000

		18,413,502

	Specialty Chemicals — 0.8%
4,000	Hexion Holdings Corp., Cl. B†	38,000
7,000	Linde plc	1,211,000
520,000	OMNOVA Solutions Inc.†	5,272,800
36,000	SGL Carbon SE†	98,626

2

The Gabelli ABC Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
16,000	Valvoline Inc.	$209,440

		6,829,866

	Telecommunications — 7.5%
73,000	Acacia Communications Inc.†	4,904,140
190,000	CenturyLink Inc.	1,797,400
3,000	Cincinnati Bell Inc.†	43,920
130,000	Koninklijke KPN NV	311,989
2,450	North State Telecommunications Corp., Cl. A	181,300
9,213	North State Telecommunications Corp., Cl. B	681,762
64,700	Parrot SA†	177,681
100,000	Pharol SGPS SA†	7,522
6,000,000	Sprint Corp.†	51,720,000
83,000	Telenet Group Holding NV	2,511,878

		62,337,592

	Transportation — 0.2%
13,537	DSV PANALPINA A/S	1,236,290
2,000	XPO Logistics Europe SA	582,332

		1,818,622

	Wireless Communications — 0.5%
10,000	Blackberry Ltd.†	41,300
121,000	Millicom International Cellular SA, SDR	3,419,907
13,000	United States Cellular Corp.†	380,770

		3,841,977

	Wireless Telecommunications Services — 0.1%
400,000	NII Holdings Inc., Escrow†	868,000

	TOTAL COMMON STOCKS	350,882,593

	CLOSED-END FUNDS — 0.5%
210,000	Altaba Inc., Escrow†	4,357,500

	RIGHTS — 0.2%
	Entertainment — 0.0%
201,000	Media General Inc., CVR†(a)	0

	Health Care — 0.1%
39,000	Achillion Pharmaceuticals Inc., CVR†	19,500
10,000	Alder BioPharmaceuticals Inc. – H. Lundbeck A/S, CVR†(a)	14,000
187,969	Ambit Biosciences Corp., CVR†(a)	380,637
150,000	Bristol-Myers Squibb Co., CVR†	570,000
100,000	Dova Pharmaceuticals Inc., CVR†	50,000
640,000	Innocoll, CVR†(a)	6
150,000	Ipsen SA/Clementia, CVR†(a)	202,500
95,400	Ocera Therapeutics, CVR†(a)	25,758
100	Omthera Pharmaceuticals Inc., CVR†(a)	0
825,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(a)	0

Shares		Market Value
12,000	Tobira Therapeutics Inc., CVR†(a)	$720

		1,263,121

	Metals and Mining — 0.1%
2,200,000	Pan American Silver Corp., CVR†	748,000

	TOTAL RIGHTS	2,011,121

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 57.1%
$474,819,000	U.S. Treasury Bills, 0.020% to 1.705%††, 04/02/20 to 10/01/20(b)	474,754,598

	TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT — 100.0% (Cost $904,576,980)	$832,005,812

Shares		Market Value
	SECURITIES SOLD SHORT — (11.3)%
	Aerospace — (0.8)%
111,000	Woodward Inc.	$6,597,840

	Building and Construction — (3.3)%
715,000	Lennar Corp., Cl. A	27,313,000

	Energy and Utilities — (0.4)%
86,400	Brookfield Renewable Partners LP	3,671,136

	Financial Services — (0.1)%
8,054	Community Bank System Inc.	473,575

	Health Care — (0.2)%
24,500	AbbVie Inc.	1,866,655

	Hotels and Gaming — (0.3)%
147,000	Eldorado Resorts Inc.	2,116,800

	Real Estate — 0.0%
5,400	Rayonier Inc., REIT	127,170

	Wireless Communications — (6.2)%
615,600	T-Mobile US Inc	51,648,840

	TOTAL SECURITIES SOLD SHORT(c) (Proceeds received $126,164,680)	$93,815,016

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

At March 31, 2020, $175,000,000 of the principal amount was reserved and/or pledged with the custodian for securities sold short, equity contract for difference swap agreements, and forward foreign exchange contracts.

3

The Gabelli ABC Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

(c)	At March 31, 2020, these proceeds were being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

As of March 31, 2020, forward foreign exchange contracts outstanding were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Depreciation
USD 9,785,149	CAD 13,900,000	State Street Bank and Trust Co.	04/29/20	$(95,518)
USD 14,044,488	EUR 12,900,000	State Street Bank and Trust Co.	04/29/20	(199,939)
USD 4,046,374	GBP 3,400,000	State Street Bank and Trust Co.	04/29/20	(179,649)
USD 278,233	SEK 2,800,000	State Street Bank and Trust Co.	04/29/20	(5,011)

TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS				$(480,117)

As of March 31, 2020, equity contract for difference swap agreements outstanding were as follows:

Market Value Appreciation Received	One Month LIBOR Plus 90 bps plus Market Value Depreciation Paid	Counterparty	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation
Premier Foods plc	Premier Foods plc	The Goldman Sachs Group, Inc.	1 month	04/01/2021	$503,451	$3,492	—	$3,492

TOTAL EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENT								$3,492

4